PIMCO ETF Trust

Supplement Dated December 27, 2013 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Real Return Exchange-Traded Fund, PIMCO Low Duration

Exchange-Traded Fund and PIMCO Diversified Income Exchange-Traded Fund (the “Funds”)

Effective immediately, the PIMCO Real Return Exchange-Traded Fund’s portfolio is managed by Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Real Return Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is a Managing Director of PIMCO and will manage the Fund as of its inception.

In addition, effective immediately, the PIMCO Low Duration Exchange-Traded Fund’s portfolio is managed by Marc P. Seidner. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Low Duration Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is a Managing Director of PIMCO and will manage the Fund as of its inception.

In addition, effective immediately, the PIMCO Diversified Income Exchange-Traded Fund’s portfolio is managed by Curtis Mewbourne. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Diversified Income Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne. Mr. Mewbourne is a Managing Director of PIMCO and will manage the Fund as of its inception.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Diversified Income Exchange-Traded Fund	Curtis Mewbourne	*	Managing Director, PIMCO. Mr. Mewbourne is a portfolio manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	Mihir Worah	4/12*	Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

PIMCO Real Return Exchange-Traded Fund		*

PIMCO Low Duration Exchange-Traded Fund	Marc P. Seidner	*

Managing Director, PIMCO. Mr. Seidner is a Portfolio Manager and joined PIMCO in 2009. Prior to joining PIMCO, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. He previously held portfolio management roles at Standish Mellon Asset Management and Fidelity Management and Research.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_122713

PIMCO ETF Trust

Supplement dated December 27, 2013 to the

Statement of Additional Information dated October 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Real Return Exchange-Traded Fund, PIMCO Low Duration

Exchange-Traded Fund and PIMCO Diversified Income Exchange-Traded Fund

Effective immediately, the PIMCO Real Return Exchange-Traded Fund’s portfolio is managed by Mihir Worah. In addition, effective immediately, the PIMCO Low Duration Exchange-Traded Fund’s portfolio is managed by Marc P. Seidner. In addition, effective immediately, the PIMCO Diversified Income Exchange-Traded Fund’s portfolio is managed by Curtis Mewbourne. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 27, 2013, the PIMCO Real Return Exchange-Traded Fund is managed by Mihir Worah. Effective December 27, 2013, the PIMCO Low Duration Exchange-Traded Fund is managed by Marc P. Seidner. Effective December 27, 2013, the PIMCO Diversified Income Exchange-Traded Fund is managed by Curtis Mewbourne.

Additionally, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_122713